Significant accounting policies (Q3)	9 Months Ended
Apr. 30, 2025
Significant accounting policies [Abstract]
Significant accounting policies
3.	Significant accounting policies
The significant accounting policies applied in the preparation of these condensed consolidated interim financial statements are consistent with the accounting policies disclosed in the Company’s audited consolidated financial statements for the year ended July 31, 2024 except for the addition below:
Warrant liabilities
The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance ASC Topic 480, Distinguishing Liabilities from Equity (“Topic 480”) and ASC Topic 815, Derivatives and Hedging (“Topic 815”). This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.
For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance or modification. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. This liability is subject to re-measurement at each balance sheet date until exercised or expired, and any change in fair value is recognized in the Company’s consolidated statement of operations.
The Company has concluded that certain warrants no longer meet the criteria for equity classification and must be recorded as a liability, upon the change in the Company’s functional currency. Accordingly, the Company re-classified warrants denominated in functional currencies other than the Company’s functional currency as a liability at fair value and will adjust the liability to fair value at each reporting period.
Stock option liabilities
The Company accounts for stock options as either equity-classified or liability-classified instruments based on an assessment of the stock options’s specific terms and applicable authoritative guidance ASC Topic 480,
Distinguishing Liabilities from Equity (“Topic 480”) and ASC Topic 815, Derivatives and Hedging (“Topic 815”). This assessment, which requires the use of professional judgment, is conducted at the time of stock option issuance and as of each subsequent quarterly period end date while the stock options are outstanding.
For issued or modified stock option that meet all of the criteria for equity classification, the stock options are required to be recorded as a component of additional paid-in capital at the time of issuance or modification. For issued or modified stock options that do not meet all the criteria for equity classification, the stock options are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. This liability is subject to re-measurement at each balance sheet date until exercised or expired, and any change in fair value is recognized in the Company’s consolidated statement of operations.
The Company has concluded that certain stock options no longer meet the criteria for equity classification and must be recorded as a liability, upon the completion of the De-SPAC transaction and commencement of trading on the NASDAQ. Accordingly, the Company re-classified stock options denominated in functional currencies other than the Company’s functional currency as a liability at fair value and will adjust the liability to fair value at each reporting period.
Carbon credits
The Company acquires carbon credits for the purposes of resale, and as such accounts for the credits as inventories of the Company under ASC 330. Accordingly, the carbon credits are stated at the lower of cost and net realizable value.
Stop-loss provision liabilities
Certain contracts entered into for the purchase of carbon credits which were settled in shares include stop-loss provisions that requires the Company to issue additional shares of the Company to the sellers, representing the shortfall between the agreed upon value of the purchased credits and the market value of shares of the Company received by the sellers at the time of such stop-loss provisions being triggered. Such contractual obligations to reimburse sellers would take effect in various timeframes, up to 18 months from the date of purchase.
The Company accounts for stop-loss provision liabilities in accordance with ASC Topic 450, Contingencies (“Topic 450”) and Distinguishing Liabilities from Equity (“Topic 480”).
A loss contingency is accrued if it is both probable and reasonably estimable. Topic 450 defines “probable” as “the future event or events are likely to occur”, and the amount to be accrued shall be a better estimate than any other estimate within the range, or the minimum amount in the range if no amount within the range is a better estimate than any other amount.
An instrument falls within the scope of Topic 480 and is accounted for as a liability if the instrument is to be settled with a variable number of shares the monetary value of which is based solely or predominantly on a fixed monetary amount known at inception.
The Company assessed that such obligations are probable and estimable, insofar as the Company has received the carbon credits underlying the transaction, and accordingly, the Company accrued for liabilities on the stop-loss provisions based on the price of the Company’s common stock trading on the NASDAQ, and will adjust the liability at each reporting period.